Cash and cash equivalents	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
The Group’s cash and cash equivalents consisted of:

	December 31, 2025	December 31, 2024
Cash held at central banks ...........................................................................................................	$2,578	$2,466
Treasury bills held at central banks ............................................................................................	543	272
Other bank deposits .......................................................................................................................	682	505
Total cash and cash equivalents ....................................................................................................	$3,803	$3,243
Cash held at central banks consist of deposits in accounts with central banks under government authority primarily where the (i) the central bank is domiciled and (ii) the balance is readily available.